Financial instruments-fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments-fair values and risk management
Schedule of information regarding the credit risk exposure of trade receivables and contract assets

As of December 31, 2018
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	7,766	3,065	401	1,560	2,740
Europe	2,900	2,052	356	240	252
Latin America	604	415	81	74	34
North America	1,074	728	230	79	37
Asia Pacific	190	175	10	—	5
Total	12,534	6,435	1,078	1,953	3,068
Expected credit loss rate	13.0%	0.1%	0.5%	2%	51.6%
Expected credit loss	1,633	6	5	39	1,583

As of December 31, 2019
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,470	3,956	721	1,411	4,382
Europe	3,311	2,476	268	222	345
Latin America	811	611	53	42	105
North America	4,156	3,908	53	24	171
Asia Pacific	180	151	18	9	2
Total	18,928	11,102	1,113	1,708	5,005
Expected credit loss rate	12.3%	0.3%	1.0%	1.2%	45.4%
Expected credit loss	2,335	31	11	21	2,272

Schedule of development of impairment losses relating to trade and other receivables

in EUR k	2018	2019
As of January 1	841	1,633
Provision for expected credit losses (note 8.2)	792	752
Write-off	—	(30)
As of December 31	1,633	2,355

Schedule of residual contractual terms of financial liabilities, including estimated interest payments

		Contractually agreed cash flows
						More
Dec 31, 2018	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,915	1,915	1,915	—	—	—
Secured bank loans	13,842	15,985	236	1,965	5,808	7,976
Lease liabilities	3,062	3,234	239	1,196	1,799	—
Municipal Loans	860	1,273	—	—	—	1,273
Trade payables	5,429	5,429	3,920	1,509	—	—
	25,108	27,836	6,310	4,670	7,607	9,249

		Contractually agreed cash flows
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Dec 31, 2019	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	2,636	2,636	2,636	—	—	—
Secured bank loans	1,770	1,866	12	848	1,006	—
Lease liabilities	21,704	25,934	755	3,034	9,574	12,571
Municipal Loans	860	1,022	—	327	695	—
Trade payables	8,554	8,554	6,871	1,683	—	—
	35,524	40,012	10,274	5,892	11,275	12,571

Schedule of reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1,2018	Cash flows	Additions	maturity	Dec 31, 2018
Non-current financial liabilities	3,851	(1,373)	856	11,293	14,627
Non-current portion of secured bank loans	—	—	—	12,055	12,055
Municipal loans	2,000	(1,140)	—	—	860
Non-current lease liabilities	1,851	(233)	856	(762)	1,712
Current financial liabilities	15,490	267	588	(11,293)	5,052
Current portion of secured bank loans	13,837	5	—	(12,055)	1,787
Bank overdrafts	—	1,915	—	—	1,915
Current leases liabilities	1,653	(1,653)	588	762	1,350
Total	19,341	(1,106)	1,444	—	19,679

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2019	Cash flows	Additions	maturity	Dec 31, 2019
Non-current financial liabilities	14,627	(12,783)	18,910	(1,107)	19,647
Non-current portion of secured bank loans	12,055	(11,087)	—	—	968
Municipal loans	860	—	—	(250)	610
Non-current lease liabilities	1,712	(1,696)	18,910	(857)	18,069
Current financial liabilities	5,052	(1,614)	2,778	1,107	7,323
Current portion of secured bank loans	1,787	(985)	—	—	802
Bank overdrafts	1,915	721	—	—	2,636
Municipal loans	—	—	—	250	250
Current leases liabilities	1,350	(1,350)	2,778	857	3,635
Total	19,679	(14,397)	21,688	—	26,970

Schedule of net foreign currency exposure

	Dec 31, 2018
in EUR k	USD	INR	AED
Trade receivables	1,674	65	4
Trade payables and other liabilities	(2,193)	(2)	(5)
Net exposure	(519)	63	(1)

	Dec 31, 2019
in EUR k	USD	INR	AED
Trade receivables	4,275	36	(1)
Trade payables and other liabilities	(2,801)	(98)	(15)
Net exposure	1,474	(62)	(16)